NOTE 17 WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
A summary of activity related to the Company’s warrant activity for the period from December 31, 2009 through December 31, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number	Exercise Price	Contractual
	Outstanding	Per Share	Life (Years)
Outstanding at December 31, 2009	-	-	-
Granted	13,000,000	0.024	2.62
Exercised	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2010	13,000,000	0.024	2.62
Granted	2,250,000	0.10	5.00
Exercised(2)	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2011	15,250,000	0.037	3.75	(1)
Granted	4,800,000	0.10	5.00
Exercised	(500,000)	0.05	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2012	19,550,000	0.045	3.75	(1)
(1) Primary reason for change related to a January 26, 2011 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended from 2 years to 5 years.

Ruby Development Co September 27, 2010 [Member]
Schedule of Derivative Instruments [Table Text Block]
This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.015
Exercise Price of Warrants	$0.02
Term of Warrants (years)	2.26
Computed Volatility	440%
Annual Dividends	0.00%
Discount Rate	0.44%

Tangiers Investors LP September 27, 2010 [Member]
Schedule of Derivative Instruments [Table Text Block]
This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.015
Exercise Price of Warrants	$0.05
Term of Warrants (years)	5.00
Computed Volatility	440%
Annual Dividends	0.00%
Discount Rate	1.31%

Tangier Investors December 30, 2010 [Member]
Schedule of Derivative Instruments [Table Text Block]
This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.029
Exercise Price of Warrants	$0.05
Term of Warrants (years)	5.00
Computed Volatility	375%
Annual Dividends	0.00%
Discount Rate	2.06%

Ruby Development Co April, 22, 2011 [Member]
Schedule of Derivative Instruments [Table Text Block]
This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.11
Exercise Price of Warrants	$0.10
Term of Warrants (years)	5.00
Computed Volatility	324%
Annual Dividends	0.00%
Discount Rate	2.12%

Tangiers Investors LP, December 29, 2011 [Member]
Schedule of Derivative Instruments [Table Text Block]
This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.08
Exercise Price of Warrants	$0.115
Term of Warrants (years)	5.00
Computed Volatility	158%
Annual Dividends	0.00%
Discount Rate	0.83%

Tangiers Investors LP February 2, 2012 [Member]
Schedule of Derivative Instruments [Table Text Block]
This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.12
Exercise Price of Warrants	$0.13
Term of Warrants (years)	5.00
Computed Volatility	157%
Annual Dividends	0.00%
Discount Rate	1.04%

Ruby Development Co March 6, 2012 [Member]
Schedule of Derivative Instruments [Table Text Block]
This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.095
Exercise Price of Warrants	$0.09
Term of Warrants (years)	5.00
Computed Volatility	155%
Annual Dividends	0.00%
Discount Rate	0.83%

Tangiers Investors LP March 15, 2012 [Member]
Schedule of Derivative Instruments [Table Text Block]
This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.098
Exercise Price of Warrants	$0.09
Term of Warrants (years)	5.00
Computed Volatility	155%
Annual Dividends	0.00%
Discount Rate	1.33%

Tangiers Investors LP May 16, 2012 [Member]
Schedule of Derivative Instruments [Table Text Block]
This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.07
Exercise Price of Warrants	$0.07
Term of Warrants (years)	5.00
Computed Volatility	145%
Annual Dividends	0.00%
Discount Rate	0.75%

Tangiers Investors LP May 30, 2012 [Member]
Schedule of Derivative Instruments [Table Text Block]
This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.07
Exercise Price of Warrants	$0.06
Term of Warrants (years)	5.00
Computed Volatility	142%
Annual Dividends	0.00%
Discount Rate	0.69%

Tangiers Investors LP June 19, 2012 [Member]
Schedule of Derivative Instruments [Table Text Block]
This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.075
Exercise Price of Warrants	$0.07
Term of Warrants (years)	5.00
Computed Volatility	140%
Annual Dividends	0.00%
Discount Rate	0.71%

Tangiers Investors LP June 19, 2012 [Member]
Schedule of Derivative Instruments [Table Text Block]
This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.075
Exercise Price of Warrants	$0.14
Term of Warrants (years)	5.00
Computed Volatility	140%
Annual Dividends	0.00%
Discount Rate	0.71%